Employee costs	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Employee costs

Note 6—Employee costs

	2022	2021	2020
	(EUR’000)
Employee costs
Wages and salaries	140,420	104,583	77,374
Share-based payment	64,180	66,830	53,170
Pensions (defined contribution plans)	4,163	2,416	943
Social security costs	5,898	4,571	5,358
Total employee costs	214,661	178,400	136,845
Included in the profit or loss
Cost of sales	7,239	1,380	—
Research and development costs	119,904	106,558	92,468
Selling, general and administrative expenses	87,518	70,462	44,377
Total employee costs	214,661	178,400	136,845
Average number of employees	719	573	410

Key Management Personnel comprises the Board of Directors, the Executive Board and Non-executive Senior Management. Compensation to Key Management Personnel comprises salaries, participation in annual bonus schemes, pensions (defined contributions plans), and share-based compensation. Share-based compensation is elaborated in further details in Note 7, “Share-based Payment”.

Compensation to Key Management Personnel included within total employee costs is summarized below:

	Board of Directors (1)			Executive Board (2)			Non-executive Senior Management
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	(EUR ‘000)
Compensation
Wages and salaries	403	296	250	3,809	2,699	2,372	6,087	5,547	5,272
Share-based payment	1,273	2,032	1,913	11,392	8,770	6,359	8,872	14,906	13,912
Pensions (defined contribution plans)	—	—	—	46	23	—	118	120	89
Social security costs	—	—	—	55	49	100	89	60	122
Total compensation	1,676	2,328	2,163	15,302	11,541	8,831	15,166	20,633	19,395

(1)
The Board of Directors comprised six to seven persons in 2022 and 2021. In 2020, the Board of Directors comprised seven persons.
(2)
The Executive Board comprised four persons in 2022. For 2021 and 2020, the Executive Board comprised two to four persons and two persons respectively.